Stock Based Compensation (Details 4) - Nonvested Shares [Member] - Aerkomm 2017 [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of Shares
Outstanding, Beginning | shares
Granted | shares	2,060,000
Vested | shares	(423,750)
Forfeited/Cancelled | shares	(795,000)
Outstanding, Ending | shares	841,250
Weighted Average Exercise Price Per Share
Outstanding Options, beginning | $ / shares
Granted | $ / shares	5.9154
Vested | $ / shares	5.5708
Forfeited/Cancelled | $ / shares	5.5000
Outstanding Options, Ending | $ / shares	$ 6.4816